Expense Example {- Fidelity® MSCI Real Estate Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Real Estate Index ETF - Fidelity MSCI Real Estate Index ETF-Default	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 9
3 years	27
5 years	47
10 years	$ 108